CRYPTOCURRENCIES - Roll forward (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2025 USD ($) item
Cryptocurrencies
Beginning of the year	¥ 206,130		¥ 107,961
Receipt from exchange of other cryptocurrencies	16,886		65,718
Additional from BTC Mortgage borrowing	176,214		87,296
Proceeds from disposal of mining machines	1,651		2,283
Payment for operating activities	88,310		104,186
Repayment of BTC Mortgage borrowings	(57,225)
Sale of cryptocurrencies for cash	(67,948)		(109,023)
Receipt from investors	38,200
Sale of cryptocurrencies for other cryptocurrencies	(16,886)		(65,709)
Interest expense	(3,127)		(1,194)
Exchange gain (loss) for RMB/USD translation	(370)		28
Realized gain (loss) on sale/exchange of cryptocurrencies	10,627	$ 1,520	60,783	¥ 42,836
Change in fair value of cryptocurrencies	(36,178)		48,290
End of the year	252,206	$ 36,065	206,130	¥ 107,961
Less: Cryptocurrencies, restricted	238,533		193,938
Balance of Cryptocurrencies	13,673		12,192		$ 1,955
Deferred loan costs	¥ 3,500		¥ 900
Bitcoins
Quantity
Beginning of the year | item	287	287	306
Receipt from mining, net | item			4
Receipt of exchange of other cryptocurrencies | item			17
Payments | item	0	0	(14)
Receipt from investors | item	60	60
Sale for cash | item	(20)	(20)	(145)
Sale for other cryptocurrencies | item	(19)	(19)	(143)
End of the year | item	387	387	287	306
Less: Cryptocurrencies, restricted | item	386		273		386
Balance of Cryptocurrencies | item	1		14		1
Cryptocurrencies
Beginning of the year	¥ 196,680		¥ 92,205
Receipt of from Cryptocurrency mining			1,107
Receipt from exchange of other cryptocurrencies			8,814
Payment for operating activities	3		8,238
Sale of cryptocurrencies for cash	(13,245)		(64,472)
Receipt from investors	33,937
Sale of cryptocurrencies for other cryptocurrencies	(12,439)		(53,250)
Realized gain (loss) on sale/exchange of cryptocurrencies	13,695		58,027
Change in fair value of cryptocurrencies	(36,091)		51,748
End of the year	238,886		196,680	¥ 92,205
Less: Cryptocurrencies, restricted	238,533		187,273
Balance of Cryptocurrencies	¥ 353		¥ 9,407
Bitcoins | Cryptocurrency mining revenue
Quantity
Receipt from mining, net | item	79	79	262
Cryptocurrencies
Receipt of from Cryptocurrency mining	¥ 56,352		¥ 110,739
Tether
Quantity
Beginning of the year | item	299,630	299,630	218,390
Receipt of exchange of other cryptocurrencies | item	2,345,532	2,345,532	8,001,784
Additional from BTC Mortgage borrowing | item	24,581,924	24,581,924	12,262,164
Proceeds from sale of mining machines | item	230,000	230,000	(319,600)
Payments | item	(10,348,628)	(10,348,628)	(13,480,935)
Receipt from investors | item	600,010	600,010
Repayment of BTC Mortgage borrowing | item	(8,051,844)	(8,051,844)
Sale for cash | item	(7,622,011)	(7,622,011)	(6,260,051)
Sale for other cryptocurrencies | item	(6,836)	(6,836)	(593,419)
Interest expense | item	(361,288)	(361,288)	(167,903)
End of the year | item	1,666,489	1,666,489	299,630	218,390
Balance of Cryptocurrencies | item	1,666,489		299,630		1,666,489
Cryptocurrencies
Beginning of the year	¥ 2,154		¥ 1,547
Receipt from exchange of other cryptocurrencies	16,837		56,904
Additional from BTC Mortgage borrowing	176,214		87,296
Proceeds from disposal of mining machines	1,651		2,283
Payment for operating activities	73,959		95,944
Repayment of BTC Mortgage borrowings	(57,225)
Sale of cryptocurrencies for cash	(54,703)		(44,551)
Receipt from investors	4,263
Sale of cryptocurrencies for other cryptocurrencies	(49)		(4,215)
Interest expense	(3,127)		(1,194)
Exchange gain (loss) for RMB/USD translation	(343)		28
End of the year	11,713		2,154	¥ 1,547
Balance of Cryptocurrencies	¥ 11,713		¥ 2,154
Ethereum
Quantity
Beginning of the year | item			80
Receipt from mining, net | item			0
Sale for other cryptocurrencies | item			(80)
End of the year | item				80
Cryptocurrencies
Beginning of the year			¥ 1,302
Receipt of from Cryptocurrency mining			4
Sale of cryptocurrencies for other cryptocurrencies			(1,905)
Realized gain (loss) on sale/exchange of cryptocurrencies			683
Change in fair value of cryptocurrencies			¥ (84)
End of the year				¥ 1,302
Filecoin
Quantity
Beginning of the year | item	200,547	200,547	273,289
Payments | item			(112)
Sale for cash | item	(212,409)	(212,409)
Sale for other cryptocurrencies | item			(119,410)
End of the year | item			200,547	273,289
Less: Cryptocurrencies, restricted | item			183,212
Balance of Cryptocurrencies | item			17,335
Cryptocurrencies
Beginning of the year	¥ 7,296		¥ 12,907
Payment for operating activities			4
Sale of cryptocurrencies for other cryptocurrencies	(4,398)		(6,339)
Realized gain (loss) on sale/exchange of cryptocurrencies	(3,068)		2,073
Change in fair value of cryptocurrencies	¥ (87)		(3,374)
End of the year			7,296	¥ 12,907
Less: Cryptocurrencies, restricted			6,665
Balance of Cryptocurrencies			¥ 631
Filecoin | Cryptocurrency mining revenue
Quantity
Receipt from mining, net | item	11,862	11,862	46,780
Cryptocurrencies
Receipt of from Cryptocurrency mining	¥ 257		¥ 2,033
USD Coin
Quantity
Receipt from mining, net | item	2,241,159	2,241,159
Receipt of exchange of other cryptocurrencies | item	6,839	6,839
Payments | item	(2,019,385)	(2,019,385)
Sale for other cryptocurrencies | item	(12)	(12)
End of the year | item	228,601	228,601
Balance of Cryptocurrencies | item	228,601				228,601
Cryptocurrencies
Receipt of from Cryptocurrency mining	¥ 15,933
Receipt from exchange of other cryptocurrencies	49
Payment for operating activities	14,348
Sale of cryptocurrencies for other cryptocurrencies	0
Exchange gain (loss) for RMB/USD translation	(27)
End of the year	1,607
Balance of Cryptocurrencies	¥ 1,607